S000002874 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (50%) (Net)/FTSE WGBI (hedged into USD) (50%) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends for net indexes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.82%	5.23%	6.91%
ICE BofA 3-Month U.S. Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.18%	3.17%	2.18%
MSCI All Country World Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%
FTSE WGBI (hedged into USD) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.79%	(0.76%)	1.80%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.98%	5.54%	4.09%
Class III
Prospectus [Line Items]
Average Annual Return, Percent		5.72%	5.29%	3.83%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
[2]	On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the Index. Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 p.m. Index data from March 1, 2021 through November 30, 2023 is for a custom 4 p.m. pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 p.m. The change of the Index’s standard pricing time from 3 p.m. to 4 p.m. resulted in the discontinuation of the custom 4 p.m. pricing variant used from March 1, 2021 through November 30, 2023.